Segmented Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Expenses
Consulting and professional fees	$ 2,729	$ 4,309
Exploration and evaluation expenditures	3,428	4,705
General and administrative and Travel	1,925	488
Investor relations and marketing	1,000	843
Refinery, engineering and metallurgical studies	2,349	4,442
Refinery, permitting, and environmental expenses	128	867
Salary and benefits	3,913	2,804
Share-based payments	1,282	731
Operating loss	16,754	19,189
Unrealized loss on marketable securities	589	2,617
Gain on financial derivative liability - convertible notes	27,686	(12,952)
Loss on conversion of Glencore loan	1,531
Other non-operating expense	677	(158)
Income (loss) before taxes	12,551	(34,916)
Estimated fair value of assets	187,524	167,611
Total Liabilities	61,015	67,647
Refinery
Operating Expenses
Consulting and professional fees	47	116
General and administrative and Travel	138	117
Investor relations and marketing		2
Refinery, engineering and metallurgical studies	2,349	4,442
Refinery, permitting, and environmental expenses	128	866
Salary and benefits	655	416
Operating loss	3,317	5,959
Income (loss) before taxes	(3,317)	(5,959)
Estimated fair value of assets	91,322	17,082
Total Liabilities	17,723	1,776
Corporate & Other
Operating Expenses
Consulting and professional fees	2,682	4,193
Exploration and evaluation expenditures	3,428	4,705
General and administrative and Travel	1,787	371
Investor relations and marketing	1,000	841
Refinery, permitting, and environmental expenses		1
Salary and benefits	3,258	2,388
Share-based payments	1,282	731
Operating loss	13,437	13,230
Unrealized loss on marketable securities	(589)	2,617
Gain on financial derivative liability - convertible notes	27,686	(12,952)
Loss on conversion of Glencore loan	1,531
Other non-operating expense	677	(158)
Income (loss) before taxes	15,868	(28,957)
Estimated fair value of assets	96,202	150,529
Total Liabilities	$ 43,292	$ 65,871